Fair Value Measurement - Summary of Warrants Classified as Equity That Are Measured at Fair Value on Nonrecurring Basis (Detail) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity:
Warrants	$ 970	$ 970	$ 428
Level 1 [Member]
Equity:
Warrants	0	0
Level 2 [Member]
Equity:
Warrants	0	0
Level 3 [Member]
Equity:
Warrants	$ 970	$ 970	$ 428